Insurance Contracts - Summary of Movements in Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 122,885
Beginning balance	20,253
Ending balance	18,910	€ 20,253
Ending balance	122,146	122,885
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	109,310	101,840
Beginning balance	18,464	18,082
Disposals		(44)
Portfolio transfers and acquisitions	(29)	(8)
Unwind of discount / interest credited	839	887
Gross premium and deposits - existing and new business	6,758	6,913
Unwind of discount / interest credited	3,725	3,795
Insurance liabilities released	(9,557)	(9,867)
Changes in valuation of expected future benefits	1,918	800
Loss recognized as a result of liability adequacy testing	903	1,587
Shadow accounting adjustments	1,419	1,948
Net exchange differences	(5,842)	1,260
Net exchange differences	(1,536)	357
Transfer (to) / from insurance (reinsurance) contracts	(12)	18
Transfer (to) / from insurance contracts for account of policyholders	465	1,050
Ending balance	17,421	18,464
Other	3	17
Ending balance	109,062	109,310
Insurance contracts for general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	4,385	4,377
Gross premium and deposits - existing and new business	1,306	1,397
Unwind of discount / interest credited	203	211
Insurance liabilities released	(1,656)	(1,668)
Changes in valuation of expected future benefits	66	(30)
Shadow accounting adjustments	8	12
Loss recognized as a result of liability adequacy	10	3
Net exchange differences	(358)	81
Other	2	2
Ending balance	3,965	4,385
Non-Life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	9,190	8,499
Beginning balance	1,376	1,356
Portfolio transfers and acquisitions	6
Unwind of discount / interest credited	87	88
Gross premium and deposits - existing and new business	1,551	1,594
Unwind of discount / interest credited	499	481
Insurance liabilities released	(1,080)	(1,087)
Changes in valuation of expected future benefits	77	(7)
Change in unearned premiums	(724)	(720)
Change in unexpired risks	2	2
Incurred related to current year	670	718
Incurred related to prior years	259	316
Release for claims settled current year	(257)	(292)
Release for claims settled prior years	(860)	(788)
Shadow accounting adjustments	385	422
Change in IBNR	117	(73)
Net exchange differences	(709)	131
Net exchange differences	(103)	25
Ending balance	1,144	1,376
Other	(6)	(5)
Ending balance	9,118	9,190
Insurance Contracts for Account of Policyholders [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	135,710	117,113
Disposals		(196)
Portfolio transfers and acquisitions	(64)	(10)
Gross premium and deposits - existing and new business	7,030	9,122
Unwind of discount / interest credited	13,858	19,780
Insurance liabilities released	(10,160)	(11,103)
Fund charges released	(1,644)	(1,677)
Changes in valuation of expected future benefits	(266)	861
Net exchange differences	(8,558)	2,868
Transfer (to) / from insurance (reinsurance) contracts	(465)	(1,050)
Other	0	2
Ending balance	€ 135,441	€ 135,710